Property, Plant And Equipment (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Property, Plant And Equipment [Abstract]
Gain (loss) on the disposal of property, plant and equipment	$ (3)	$ 43